UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-22018
Nuveen Multi-Currency Short-Term Government Income Fund

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606

(Address of principal executive offices) (Zip code)
Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917-7700
Date of fiscal year end: December 31
Date of reporting period: June 30, 2008
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. SS. 3507.

ITEM 1. REPORTS TO SHAREHOLDERS

Semi-Annual Report June 30, 2008	Nuveen Investments Closed-End Funds

NUVEEN GLOBAL GOVERNMENT ENHANCED INCOME FUND JGG NUVEEN MULTI-CURRENCY SHORT-TERM GOVERNMENT INCOME FUND JGT

High Current Income and Gains from
an Enhanced Global Debt Strategy

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Chairman’s
LETTER TO SHAREHOLDERS

ï Robert P. Bremner ï Chairman of the Board
Dear Fellow Shareholders:

I’d like to use my initial letter to you to accomplish several things. First, I want to report that after fourteen years of service on your Fund’s Board, including the last twelve as chairman, Tim Schwertfeger retired from the Board in June. The Board has elected me to replace him as the chairman, the first time this role has been filled by someone who is not an employee of Nuveen Investments. Electing an independent chairman marks a significant milestone in the management of your Fund, and it aligns us with what is now considered a “best practice” in the fund industry. Further, it demonstrates the independence with which your Board has always acted on your behalf.

Following Tim will not be easy. During my eleven previous years on the Nuveen Fund Board, I found that Tim always set a very high standard by combining insightful industry and market knowledge and sound, clear judgment. While the Board will miss his wise counsel, I am certain we will retain the primary commitment Tim shared with all of us—an unceasing dedication to creating and retaining value for Nuveen Fund shareholders. This focus on value over time is a touchstone that I and all the other Board members will continue to use when making decisions on your behalf.

Second, I also want to report that we are very fortunate to be welcoming two new Board members to our team. John Amboian, the current chairman and CEO of Nuveen Investments, has agreed to replace Tim as Nuveen’s representative on the Board. John’s presence will allow the independent Board members to benefit not only from his leadership role at Nuveen but also his broad understanding of the fund industry and Nuveen’s role within it. We also are adding Terry Toth as an independent director. A former CEO of the Northern Trust Company’s asset management group, Terry will bring extensive experience in the fund industry to our deliberations.

Finally, I urge you to take the time to review the Portfolio Manager’s Comments, the Distribution and Share Price Information, and the Performance Overview sections of this report. All of us are grateful that you have chosen Nuveen Investments as a partner as you pursue your financial goals, and, on behalf of myself and the other members of your Fund’s Board, let me say we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner
Chairman of the Board
August 22, 2008

 Portfolio Manager’s COMMENTS

Nuveen Investments Closed-End Funds	JGG, JGT

These Funds are managed by Nuveen Asset Management (NAM), a wholly-owned subsidiary of Nuveen Investments. NAM’s taxable fixed-income team has worked together since 2000, with senior professionals averaging over 17 years of investment experience. The team, which has managed both Funds since their inceptions, is led by Andrew Stenwall, who is responsible for developing and administering the Funds’ portfolio strategies. Mr. Stenwall, who has 18 years of industry experience, has been a Managing Director of NAM since August 2004. Here Andy discusses the performance of the Fund during the six-month period ending June 30, 2008.

WHAT KEY STRATEGIES WERE USED TO MANAGE THE FUNDS DURING THIS PERIOD?

For JGG, we continued to use an integrated, three-part investment strategy. First, we kept substantially all of the Fund’s assets invested directly, or indirectly using derivatives, in government debt securities from countries with relatively steep government debt yield curves. Second, we sought to enhance the returns and reduce the risk of the Fund’s portfolio through an option strategy that involved selling slightly out-of-the-money call options on individual or baskets of global government debt securities representing approximately 86% of the Fund’s managed assets. Third, we bought the currencies of countries with relatively high interest rates and sold the currencies of countries with relatively low interest rates in an effort to enhance the Fund’s return.

We began to restructure the Fund’s portfolio during this period, in part as a response to the market turmoil in the U.S. that started to spread to other capital markets. While the U.S. Federal Reserve (Fed) was the most proactive in cutting rates, the Central Bank of Canada and the Bank of England also followed with rate cuts of their own. Taking a different path, the European Central Bank, as well as Scandinavian and Eastern European banks, remained focused keeping rates higher in an effort to control inflation. As inflation expectations remained particularly heightened in Europe, we began to shift the portfolio away from European holdings since we did not think we were being compensated adequately for the risk we were undertaking. We did remain invested in Turkey where relative yields were attractive and added to our U.S. positions when we began to believe that the Fed would stay on hold longer than the market was anticipating.

Discussions of specific investments are for illustrative purposes only and are not intended as recommendations of individual investments. The views expressed in this commentary represent those of the portfolio manager as of the date of this report and are subject to change at any time, based on market conditions and other factors. The Funds disclaim any obligation to advise shareholders of such changes.

In February 2008, the Fund’s Board of Directors approved a slight change to the investment policy for JGG. The Fund will now employ a call-only option strategy in an opportunistic way and eliminate the purchase of out-of-the-money put options.

In JGT, the Fund continued to invest directly in short-term non-U.S. government securities, and indirectly in non-U.S. government securities through the purchase of forward currency contracts and other derivative instruments. The investments of the Fund are denominated in, or otherwise provide exposure to, multiple international currencies.

With markets continuing generally negative, we ended less than fully invested in currency positions. This was not surprising, since equity market performance often will dominate the performance of certain foreign currency markets where we look to sell currencies from countries with low interest rates and use the proceeds to buy different currencies from countries with higher interest rates.

In addition, we managed both Funds’ currency positions using a two-part proprietary risk management system: a stop-loss model and a technical indicator that alerts us to increased levels of risks. This system is intended to help reduce or eliminate certain positions when it appears the market conditions or trends will cause the value of the Fund’s investments to decline significantly. This is one reason why the JGT portfolio was not fully invested in currency positions at the end of the period. If volatility begins to approach more normal levels and the need for heightened risk aversion eases, we expect to fully reinvest the Fund.

HOW DID THE FUNDS PERFORM OVER THIS SIX-MONTH PERIOD?

The performance of JGG and JGT, as well as comparative indices, is presented in the accompanying table.

Past performance does not guarantee future results. Current performance may be higher or lower than the data shown.

Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. For additional information, see the individual Performance Overview for your Fund in this report.

Cumulative Total Returns on Net Asset Value
For the six months ended 6/30/08

JGG	-0.64%
Citigroup-Hedged World Gov’t Bond Index[1]	0.20%
JGT	4.69%
Citigroup Non-U.S. World Government Bond Index[2]	6.96%

1 Citigroup-Hedged World Gov’t Bond Index is an unmanaged market-capitalization weighted Index that tracks the performance of the 18 government bond markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States.

2 The Citigroup Non-U.S. World Government Bond Index is a market-weighted index designed to reflect the performance of the international developed-government fixed income markets 20 countries as of January 1999.

5

For the six-month period ended June 30, 2008, the returns on net asset value for both Funds underperformed their comparative benchmarks.

While there were several episodes of risk aversion in the financial markets due to the credit crisis during the first half of 2008, most of the high yielding currencies were immune from the credit crisis and produced positive returns. These currencies included the Hungarian fornit, Brazilian real, Australian dollar, Colombian peso and Mexican peso. Most of high yielding economies experienced relatively strong growth and accelerating inflation pressures due to high energy and food prices. As a result, the central banks responded by raising policy rates. In particular, JGT benefited as these currencies appreciated in response to higher rates. The South African rand and Iceland krona were the exceptions. The rand was hurt by the low growth/high inflation dynamics as well as growing current account deficit. The krona sold off as international investors sold the currency in fear of the Icelandic banking sector.

In JGG, the Fund benefited from long positions in countries with appreciating currencies, such as Turkey, Brazil, Hungary and Australia. The Fund’s call strategy also positively impacted performance. We limited our call-option strategy to the U.S. Dollar, the Canadian Dollar and the Japanese Yen.

Distribution and Share Price
INFORMATION

We are providing you with information regarding your Fund’s distributions. This information is as of June 30, 2008, and likely will vary over time based on the Fund’s investment activities and portfolio investment value changes.

Each Fund has a managed distribution program. The goal of a managed distribution program is to provide shareholders with relatively consistent and predictable cash flow by systematically converting its expected long-term return potential into regular distributions. As a result, regular distributions throughout the year are likely to include a portion of expected long-term gains (both realized and unrealized), along with net investment income.

Important points to understand about a managed distribution program are:

•	Each Fund seeks to establish a relatively stable distribution rate that roughly corresponds to the projected total return from its investment strategy over an extended period of time. However, you should not draw any conclusions about a Fund’s past or future investment performance from its current distribution rate.

•	Actual returns will differ from projected long-term returns (and therefore a Fund’s distribution rate), at least over shorter time periods. Over a specific timeframe, the difference between actual returns and total distributions will be reflected in an increasing (returns exceed distributions) or a decreasing (distributions exceed returns) Fund net asset value.

•	Each distribution is expected to be paid from some or all of the following sources:

•	net investment income (regular interest and dividends),

•	realized capital gains, and

•	unrealized gains, or, in certain cases, a return of principal (non-taxable distributions).

•	A non-taxable distribution is a payment of a portion of a Fund’s capital. When a Fund’s returns exceed distributions, it may represent portfolio gains generated, but not realized as a taxable capital gain. In periods when the Fund’s returns fall short of distributions, it will represent a portion of your original principal unless the shortfall is offset during other time periods over the life of your investment (previous or subsequent) when the Fund’s total return exceeds distributions.

•	Because distribution source estimates are updated during the year based on a Fund’s performance and forecast for its current fiscal year (which is the calendar year for each Fund), estimates on the nature of your distributions provided at the time the distributions are paid may differ from both the tax information reported to you in your Fund’s IRS Form 1099 statement provided at year end, as well as the ultimate economic sources of distributions over the life of your investment.

The following table provides estimated information regarding each Fund’s distributions and total return performance for the six months ended June 30, 2008. The distribution information is presented on a tax basis rather than on a generally accepted accounting principles (GAAP) basis. This information is intended to help you better understand whether the Fund’s returns for the specified time period was sufficient to meet each Fund’s distributions.

As of 6/30/08	JGG	JGT
Inception date	6/27/06	4/25/07
Six months ended June 30, 2008:
Per share distribution:
From net investment income	$0.57	$0.65
From realized capital gains	—	0.25
From return of capital	0.24	—

Total per share distribution	$0.81	$0.90

Distribution rate on NAV	4.59%	4.66%

Annualized total returns:
Excluding retained gain tax credit/refund[3]:
Six-Month (Cumulative) on NAV	–0.64%	4.69%
1-Year on NAV	3.29%	10.46%
Since inception on NAV	4.34%	12.22%

Including retained gain tax credit/refund[3]:
Six-Month (Cumulative) on NAV	N/A	N/A
1-Year on NAV	N/A	11.25%
Since inception on NAV	N/A	12.89%

COMMON SHARE REPURCHASES AND SHARE PRICE INFORMATION

The Board of Directors/Trustees for each of Nuveen’s 120 closed-end funds approved a program, effective August 7, 2008, under which each fund may repurchase up to 10% of its common shares.

As of June 30, 2008, the Funds’ shares were trading relative to their NAVs as shown in the accompanying table.

3 JGT elected to retain a portion of its realized long-term capital gains for the tax year ended December 31, 2007, and pay required federal corporate income taxes on this amount. As reported on Form 2439, shareholders on record date must include their pro-rata share of these gains on their applicable federal tax returns, and are entitled to take offsetting tax credits, for their pro-rata share of the taxes paid by the Fund. The total returns “Including retained gain tax credit/refund” include the economic benefit to shareholders on record date of these tax credits/refunds.

8

	6/30/08	6-Month Average
	Discount	Discount
JGG	–8.95%	–7.26%
JGT	–8.91%	–9.18%

Fund Snapshot
Share Price	$16.07

Net Asset Value	$17.65

Premium/(Discount) to NAV	-8.95%

Current Distribution Rate[1]	10.08%

Net Assets ($000)	$164,653

Average Annual
Total Return
(Inception 6/27/06)
	On Share
	Price	On NAV
6-Month (Cumulative)	3.04%	-0.64%

1-Year	-5.38%	3.29%

Since Inception	-2.31%	4.34%

JGG Performance OVERVIEW	Nuveen Global Government Enhanced Income Fund as of June 30, 2008

Credit Quality (as a % of total investments)2

2007-2008 Distributions Per Share

Share Price Performance—Weekly Closing Price

1	Current Distribution Rate is based on the Fund’s current annualized quarterly distribution divided by the Fund’s current market price. The Fund’s quarterly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund’s cumulative net ordinary income and net realized gains are less than the amount of the Fund’s distributions, a return of capital for tax purposes.

2	Excluding derivative transactions and repurchase agreements.

Fund Snapshot
Share Price	$17.58

Net Asset Value	$19.30

Premium/(Discount) to NAV	-8.91%

Current Distribution Rate[1]	10.26%

Net Assets ($000)	$858,315

Average Annual
Total Return
(Inception 4/25/07)
	On Share
	Price	On NAV
6-Month (Cumulative)	9.30%	4.69%

1-Year	2.08%	10.46%

Since Inception	0.67%	12.22%

Average Annual
Total Return[3]
(Including retained gain
tax credit/refund)
	On Share
	Price	On NAV
6-Month (Cumulative)	N/A	N/A

1-Year	2.87%	11.25%

Since Inception	1.33%	12.89%

JGT Performance OVERVIEW	Nuveen Multi-Currency Short-Term Government Income Fund as of June 30, 2008
Credit Quality (as a % of total investments)2

2007-2008 Distributions Per Share4

Share Price Performance—Weekly Closing Price

1	Current Distribution Rate is based on the Fund’s current annualized quarterly distribution divided by the Fund’s current market price. The Fund’s quarterly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund’s cumulative net ordinary income and net realized gains are less than the amount of the Fund’s distributions, a return of capital for tax purposes.

2	Excluding derivative transactions and repurchase agreements.

3	As previously explained in the Common Share Distribution and Share Price Information Section of this report, the Fund elected to retain a portion of its realized long-term capital gains for the tax year ended December 31, 2007 and pay required federal corporate income taxes on these amounts. These standardized total returns include the economic benefit to Common shareholders of record of this tax credit/refund.

4	The Fund paid shareholders capital gains distributions in December 2007 of $0.2137 per share.

Shareholder Meeting Report

The Annual Meeting of Shareholders was held in the offices of Nuveen Investments on June 30, 2008.

	JGG	JGT
Approval of the Board Members was reached as follows:
	Common	Common
	Shares	Shares
John P. Amboian
For	7,466,032	38,069,692
Withhold	69,346	444,948

Total	7,535,378	38,514,640

William C. Hunter
For	7,468,032	38,073,119
Withhold	67,346	441,521

Total	7,535,378	38,514,640

David J. Kundert
For	7,467,164	38,063,629
Withhold	68,214	451,011

Total	7,535,378	38,514,640

Terence J. Toth
For	7,468,032	38,071,386
Withhold	67,346	443,254

Total	7,535,378	38,514,640

JGG	Nuveen Global Government Enhanced Income Fund Portfolio of INVESTMENTS June 30, 2008 (Unaudited)

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Sovereign Debt – 23.5% (3)
	Colombia – 6.1%
20,000,000 COP	Republic of Colombia DD	12.000%	10/22/15	BBB-	$10,030,415

	Greece – 4.7%
5,700 EUR	Hellenic Republic	4.600%	9/20/40	A	7,692,562
	Turkey – 12.7%
7,100 TRY	Republic of Turkey, Government Bond	14.000%	1/19/11	BB-	4,943,368
15,907 TRY	Republic of Turkey, Government Bond	10.000%	2/15/12	BB	12,476,057
5,000 TRY	Republic of Turkey, Government Bond	16.000%	3/07/12	N/R	3,544,578

28,007 TRY	Total Turkey				20,964,003

	Total Sovereign Debt (cost $40,818,936)				38,686,980

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. Government and Agency Obligations – 62.3%
$6,700	Federal Home Loan Banks, Discount Notes	0.000%	9/12/08	Aaa	$6,668,550
17,700	Federal Home Loan Banks, Discount Notes	0.000%	9/26/08	Aaa	17,600,969
8,350	Federal Home Loan Banks, Discount Notes	0.000%	10/03/08	Aaa	8,297,779
12,150	Federal Home Loan Banks, Discount Notes	0.000%	10/24/08	Aaa	12,057,040
22,225	Federal Home Loan Banks, Discount Notes	0.000%	10/31/08	Aaa	22,044,622
14,000	Federal Home Loan Banks, Discount Notes	0.000%	11/12/08	Aaa	13,872,068
9,000	Federal Home Loan Banks, Discount Notes (5)	0.000%	11/14/08	Aaa	8,916,534
12,000	Federal Home Loan Banks, Discount Notes	0.000%	12/10/08	Aaa	11,865,816
1,000	U.S. Treasury Bills	0.000%	10/30/08	Aaa	993,816
200	U.S. Treasury Bills	0.000%	11/06/08	Aaa	198,605

$103,325	Total U.S. Government and Agency Obligations (cost $102,593,326)				102,515,799

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Short-Term Investments – 22.3% (4)
	U.S. Government and Agency Obligations – 15.5%
$25,500	Federal Home Loan Bank, Consolidated Bonds	2.580%	7/15/08	Aaa	$25,500,000

	Repurchase Agreements – 6.8%
11,295	Repurchase Agreement with State Street Bank, dated 6/30/08, repurchase price	1.350%	7/01/08	N/A	11,294,999
	$11,295,423, collateralized by $10,780,000 U.S. Treasury Notes, 4.500%, due 2/15/16, value $11,521,125

$36,795	Total Short-Term Investments (cost $36,794,999)				36,794,999

	Total Investments (cost $180,207,261) – 108.1%				177,997,778

			Pay/Receive
		Floating Rate	Floating	Exercise	Expiration	Notional
Description	Counterparty	Index	Rate	Rate	Date	Amount	Premium	Value
	Call Swaptions Written – (0.2)%

OTC – 10-Year Interest Rate Swap	BNP Paribas	6-Month JPY-LIBOR-BBA	Receive	1.930%	7/22/08	(1,800,000,000) JPY	(9,090,000) JPY	$(143,865)
OTC – 10-Year Interest Rate Swap	BNP Paribas	3-Month USD-LIBOR-BBA	Receive	4.678%	7/28/08	(17,000,000) USD	(126,650) USD	(179,095)

Total Call Swaptions Written (premiums received $210,844)	(322,960)

Other Assets Less Liabilities – (7.9)%	(13,021,576)

Net Assets – 100%	$164,653,242

JGG	Nuveen Global Government Enhanced Income Fund (continued) Portfolio of INVESTMENTS June 30, 2008 (Unaudited)

Forward Foreign Currency Exchange Contracts outstanding at June 30, 2008:

					Unrealized
					Appreciation
	Amount	In Exchange	Amount	Settlement	(Depreciation)
Currency Contracts to Deliver	(Local Currency)	For Currency	(Local Currency)	Date	(U.S. Dollars)
Australian Dollar	5,000,000	U.S. Dollar	4,685,650	7/11/08	$(100,090)
Australian Dollar	5,399,517	U.S. Dollar	5,096,280	7/28/08	(59,375)
Brazilian Real	8,310,000	U.S. Dollar	5,177,570	7/02/08	(3,499)
Canadian Dollar	5,100,750	U.S. Dollar	5,000,000	7/11/08	(1,354)
Columbian Peso	1,269,100,000	U.S. Dollar	700,000	7/18/08	40,089
Columbian Peso	9,200,500,000	U.S. Dollar	5,154,342	7/18/08	370,236
Columbian Peso	10,567,200,000	U.S. Dollar	5,600,000	7/31/08	125,051
Columbian Peso	9,915,000,000	U.S. Dollar	5,000,000	7/31/08	(137,039)
Czech Koruna	75,603,000	Euro	3,000,000	8/05/08	(262,551)
Danish Krone	24,090,000	U.S. Dollar	5,000,000	9/09/08	(66,500)
Euro	1,500,000	U.S. Dollar	2,360,618	7/17/08	1,032
Euro	5,054,036	U.S. Dollar	7,773,714	8/15/08	(165,030)
Euro	3,000,000	Hungarian Forint	766,590,000	8/05/08	381,281
Euro	3,000,000	U.S. Dollar	4,609,950	9/09/08	(96,535)
Euro	2,820,256	Iceland Krona	270,660,000	9/24/08	(1,025,533)
Euro	60,000	Iceland Krona	5,830,200	9/24/08	(20,914)
Euro	600,000	Iceland Krona	58,200,000	9/24/08	(210,426)
Hungarian Forint	856,222,500	U.S. Dollar	5,255,639	7/09/08	(460,752)
Iceland Krona	334,690,200	Euro	2,934,077	9/24/08	400,678
Japanese Yen	509,645,000	U.S. Dollar	5,000,000	7/07/08	198,487
Japanese Yen	523,950,000	U.S. Dollar	5,000,000	9/09/08	46,766
Mexican Peso	53,590,000	U.S. Dollar	5,052,896	7/03/08	(141,086)
Mexican Peso	52,252,000	U.S. Dollar	5,074,094	7/03/08	9,792
New Russian Ruble	114,491,958	U.S. Dollar	4,841,098	7/17/08	(38,894)
New Taiwan Dollar	150,500,000	U.S. Dollar	5,000,000	7/11/08	37,761
New Turkish Lira	20,423,779	U.S. Dollar	15,550,311	8/14/08	(834,238)
New Turkish Lira	6,697,600	U.S. Dollar	5,200,000	8/14/08	(173,009)
New Zealand Dollar	6,500,000	U.S. Dollar	4,958,720	7/28/08	29,182
Norwegian Krone	25,277,500	U.S. Dollar	4,894,946	7/17/08	(59,014)
Singapore Dollar	6,885,000	U.S. Dollar	5,000,000	7/11/08	(63,094)
South African Rand	19,975,750	U.S. Dollar	2,580,780	7/07/08	34,665
South African Rand	20,233,200	U.S. Dollar	2,601,973	7/25/08	36,146
South Korean Won	5,163,950,000	U.S. Dollar	5,207,695	7/22/08	275,760
Swiss Franc	5,052,875	U.S. Dollar	5,000,000	7/07/08	53,269
Swiss Franc	5,331,081	U.S. Dollar	5,100,000	9/23/08	(122,405)
U.S. Dollar	5,000,000	Brazilian Real	8,310,000	7/02/08	181,069
U.S. Dollar	5,000,000	Mexican Peso	53,590,000	7/03/08	193,981
U.S. Dollar	5,000,000	Mexican Peso	52,171,000	7/03/08	56,451
U.S. Dollar	4,954,263	Japanese Yen	509,645,000	7/07/08	(152,750)
U.S. Dollar	2,500,000	South African Rand	19,975,750	7/07/08	46,115
U.S. Dollar	4,904,513	Swiss Franc	5,052,875	7/07/08	42,218
U.S. Dollar	5,250,000	Hungarian Forint	856,222,500	7/09/08	466,391
U.S. Dollar	4,590,500	Australian Dollar	5,000,000	7/11/08	195,240
U.S. Dollar	2,342,205	Euro	1,500,000	7/17/08	17,381
U.S. Dollar	2,360,618	New Russian Ruble	55,729,458	7/17/08	14,740
U.S. Dollar	2,500,000	New Russian Ruble	58,762,500	7/17/08	4,635
U.S. Dollar	5,000,000	Norwegian Krone	25,277,500	7/17/08	(46,041)
U.S. Dollar	5,743,061	Columbian Peso	10,469,600,000	7/18/08	(299,044)
U.S. Dollar	5,050,318	South Korean Won	5,163,950,000	7/22/08	(118,384)
U.S. Dollar	2,576,099	South African Rand	20,233,200	7/25/08	(10,273)
U.S. Dollar	5,154,894	Australian Dollar	5,400,000	7/28/08	1,222
U.S. Dollar	5,113,355	New Zealand Dollar	6,500,000	7/28/08	(183,817)
U.S. Dollar	5,137,240	Brazilian Real	8,310,000	8/04/08	1,061
U.S. Dollar	5,000,000	South African Rand	39,399,500	8/04/08	17,072
U.S. Dollar	5,000,000	New Turkish Lira	6,265,500	8/14/08	26,366
U.S. Dollar	4,922,168	Japanese Yen	523,950,000	9/09/08	31,066
U.S. Dollar	5,203,187	Swiss Franc	5,331,081	9/23/08	19,218
U.S. Dollar	5,006,645	Australian Dollar	5,300,000	9/26/08	16,469
U.S. Dollar	5,008,384	New Zealand Dollar	6,700,000	9/26/08	26,161
U.S. Dollar	2,500,000	Indian Rupee	109,275,000	9/29/08	2,619
U.S. Dollar	2,500,000	Indonesian Rupiah	23,425,000,000	9/29/08	(2,119)
U.S. Dollar	5,013,625	Mexican Peso	52,252,000	9/29/08	(12,412)
U.S. Dollar	2,500,000	Ukraine Hryvna	12,800,000	10/09/08	199,308
U.S. Dollar	1,200,000	Vietnam Dong	25,200,000,000	12/04/08	128,015

					$(1,139,185)

Interest Rate Swaps outstanding at June 30, 2008:

			Fund			Fixed		Unrealized
			Pay/Receive	Floating	Fixed	Rate		Appreciation
	Notional		Floating	Rate	Rate	Payment	Termination	Depreciation
Counterparty	Amount		Rate	Index	(Annualized)	Frequency	Date	(U.S. Dollars)
Credit Suisse	17,700,000	AUD	Pay	6-Month AUD-BBR-BBSW	7.440%	Semi-Annually	6/30/18	$(16)
HSBC	34,000,000	ILS	Pay	3-Month TELBOR	5.760	Annually	11/21/17	636,802
JPMorgan	190,000,000	MXN	Pay	28-Day MXN TIIE	8.480	28-Day	1/03/18	(1,559,433)
Morgan Stanley	2,100,000,000	JPY	Pay	6-Month JPY-LIBOR-BBA	2.116	Semi-Annually	7/13/17	634,083
RBC	17,000,000	CAD	Pay	3-Month CAD-BA-CDOR	4.243	Semi-Annually	5/07/18	4,270
UBS	11,500,000	NZD	Pay	3-Month NZD-BBR-FRA	7.620	Semi-Annually	11/28/17	176,063

								$(108,231)

Futures Contracts outstanding at June 30, 2008:

Unrealized
				Value at	Appreciation
	Contract	Number of	Contract	June 30, 2008	(Depreciation)
Type	Position	Contracts	Expiration	(U.S. Dollars)	(U.S. Dollars)
U.S. 10-Year Treasury Note	Long	152	9/08	17,316,125	$(24,206)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(3)	Additional Sovereign Debt exposure is obtained from the interest rate swap transactions.
(4)	Substantially all of the Fund’s short-term investments are used as collateral for derivative transactions. Portions of investments, with an aggregate market value of $1,920,000, have been pledged to collateralize the net payment obligations under interest rate swap contracts.
(5)	Portion of investment, with an aggregate market value of $237,774, has been pledged to collateralize the net payment obligations under futures contracts.
N/A	Not applicable.
N/R	Not Rated.
DD	Purchased on a delayed delivery basis.
OTC	Over-The-Counter market transaction.
AUD	Australian Dollar
CAD	Canadian Dollar
COP	Columbian Peso
EUR	Euro
ILS	Israeli Shekel
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
TRY	New Turkish Lira
USD	United States Dollar
AUD-BBR-BBSW	Australian Bank Bill Rate-Bank Bill Swap
CAD-BA-CDOR	Canadian Bankers Acceptance Dealer Offered Rate
JPY-LIBOR-BBA	Japanese Yen-London Inter-Bank Offer Rate-British Bankers’ Association
MXN TIIE	Mexican Peso Inter-Bank Equilibrium Interest Rate
NZD-BBR-FRA	New Zealand Dollar-Bank Bill Rate-Forward Rate Agreement
TELBOR	Tel Aviv Inter-Bank Offered Rate
USD-LIBOR-BBA	United States Dollar-London Inter-Bank Offered Rate-British Banker’s Association

JGT	Nuveen Multi-Currency Short-Term Government Income Fund Portfolio of INVESTMENTS June 30, 2008 (Unaudited)

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Asset-Backed Securities – 4.9%
	Autos-2.2%
$4,000	Capital Auto Receivables Asset Trust, Series 2008-A2B	3.210%	9/15/10	AAA	$4,007,440
96	Chase Manhattan Auto Owners Trust Asset Backed Notes and Certificates, Series 2005A-A3	3.870%	6/15/09	AAA	96,455
146	Chase Manhattan Auto Owners Trust Asset Backed Notes and Certificates, Series 2005B-A3	4.840%	7/15/09	AAA	146,514
2,030	Daimler Chrysler Auto Trust 2008-A A1	3.150%	3/09/09	A-1+	2,030,844
4,000	Fifth Third Auto Trust 2008-1a-2B	3.760%	2/15/11	AAA	4,027,892
964	Ford Credit Auto Owner Trust, Asset Backed Notes, Class A2A, Series 2006C	5.290%	12/15/09	AAA	969,313
3,000	Ford Credit Auto Owners Trust 2008B-A2	3.710%	12/15/10	AAA	3,014,094
1,653	Harley-Davidson Motorcycle Trust, Series 2007-2A2	5.260%	12/15/10	AAA	1,661,623
159	Honda Auto Receivables Owner Trust, Class A3, Series 2005-5	4.610%	8/17/09	AAA	158,885
2,367	Nissan Auto Receivables Owner Trust 2006-CA3	5.440%	4/15/10	AAA	2,387,239
232	Nissan Auto Receivables Owner Trust, Class A3, Series 2005C	4.190%	7/15/09	AAA	231,903

18,647	Total Autos				18,732,202

	Cards-1.3%
7,000	Capital One Master Trust, Class A	2.661%	6/15/11	AAA	7,000,158
4,000	Gracechurch Card PLC, Credit Card Receivables Class A Series 9	2.480%	9/15/10	AAA	3,989,192

11,000	Total Cards				10,989,350
	Other-1.4%
4,000	NelNet Student Loan Trust 2008-4 Class A1	3.150%	4/27/15	AAA	4,010,055
6,096	SLM Student Loan Trust 2007-7 Class A1	3.060%	10/25/12	AAA	6,072,889
1,949	SLM Student Loan Trust, Series 2008-1, Class A1	3.170%	7/25/13	AAA	1,945,307

12,045	Total Other				12,028,251

$41,692	Total Asset-Backed Securities (cost $41,686,143)				41,749,803

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. Government and Agency Obligations – 28.4%
$26,000	Federal Farm Credit Bank Discount Notes	0.000%	9/18/08	Aaa	$25,867,920
11,840	Federal Home Loan Banks, Discount Notes	0.000%	8/29/08	Aaa	11,797,210
40,000	Federal Home Loan Banks, Discount Notes	0.000%	9/08/08	Aaa	39,822,520
39,500	Federal Home Loan Banks, Discount Notes	0.000%	9/12/08	Aaa	39,314,587
26,500	Federal Home Loan Banks, Discount Notes	0.000%	9/18/08	Aaa	26,365,380
34,600	Federal Home Loan Banks, Discount Notes	0.000%	10/03/08	Aaa	34,383,612
7,600	Federal Home Loan Banks, Discount Notes	0.000%	10/08/08	Aaa	7,549,946
4,000	Federal Home Loan Banks, Discount Notes	0.000%	10/20/08	Aaa	3,970,460
25,250	Federal Home Loan Banks, Discount Notes	0.000%	10/24/08	Aaa	25,056,812
12,000	Federal Home Loan Banks, Discount Notes	0.000%	10/29/08	Aaa	11,904,204
9,500	Federal Home Loan Banks, Discount Notes	0.000%	11/14/08	Aaa	9,411,897
8,500	U.S. Treasury Bills (4)	0.000%	11/20/08	Aaa	8,432,612

$245,290	Total U.S. Government and Agency Obligations (cost $243,953,045)				243,877,160

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Sovereign Debt – 32.9%
	Brazil – 0.1%
1,835 BRL	Letra De Tesouro Nacional (3)	0.000%	1/01/09	N/R	$1,072,571

	Colombia – 1.7%
28,500,000 COP	Republic of Colombia	11.750%	3/01/10	BBB-	14,818,808

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Hungary – 7.1%
9,500,000 HUF	Republic of Hungary, Treasury Bill	6.750%	4/12/10	BBB+	$60,552,637
	Mexico – 2.6%
114,249 MXN	Mexican Treasury Bills (3)	0.000%	9/11/08	N/R	10,904,599
119,670 MXN	Mexican Treasury Bills (3)	0.000%	2/12/09	N/R	11,033,071

233,919 MXN	Total Mexico				21,937,670
	Norway – 3.0%
130,000 NOK	Norwegian Government Bond	5.500%	5/15/09	AAA	25,335,349
	Turkey – 14.3%
10,000 TRY	Republic of Turkey, Government Bond	14.000%	1/19/11	BB-	6,962,491
164,000 TRY	Republic of Turkey, Government Bond	16.000%	3/07/12	N/R	116,262,156

174,000 TRY	Total Turkey				123,224,647
	United Kingdom – 4.1%
17,960 GBP	United Kingdom, Treasury Bill	4.000%	3/07/09	AAA	35,513,755

	Total Sovereign Debt (cost $281,601,733)				282,455,437

Principal
Amount (000)(5)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Short-Term Investments – 34.7%
	Sovereign Debt – 9.8%
	Hungary – 8.5%
11,000,000 HUF	Republic of Hungary, Treasury Bill	0.000%	7/23/08	A2	$73,186,174

	Mexico – 1.3%
116,140 MXN	Mexican Treasury Bills	0.000%	8/14/08	N/R	11,159,169

	Total Sovereign Debt				84,345,343
	U.S. Government and Agency Obligations – 20.5%
$45,400	Federal Home Loan Banks, Discount Notes	0.000%	7/07/08	Aaa	45,382,218
78,290	Federal Home Loan Banks, Discount Notes	0.000%	8/06/08	Aaa	78,131,377
43,725	Federal Home Loan Banks, Discount Notes	0.000%	8/20/08	Aaa	43,596,254
8,600	Federal Home Loan Banks, Discount Notes	0.000%	8/22/08	Aaa	8,573,789

176,015	Total U.S. Government and Agency Obligations				175,683,638
	Repurchase Agreements- 4.4%
38,028	Repurchase Agreement with State Street Bank, dated 6/30/08, repurchase price $38,029,311, collateralized by $38,695,000 U.S. Treasury Notes, 2.125%, due 1/31/10, value 38,791,738	1.350%	7/01/08	N/A	38,027,885

	Total Short-Term Investments (cost $293,355,506)				298,056,866

	Total Investments (cost $860,596,427) – 100.9%				866,139,266

	Other Assets Less Liabilities – (0.9)%				(7,824,334)

	Net Assets – 100%				$858,314,932

JGT	Nuveen Multi-Currency Short-Term Government Income Fund (continued) Portfolio of INVESTMENTS June 30, 2008 (Unaudited)

Forward Foreign Currency Exchange Contracts outstanding at June 30, 2008:

					Unrealized
					Appreciation
	Amount	In Exchange	Amount	Settlement	(Depreciation)
Currency Contracts to Deliver	(Local Currency)	For Currency	(Local Currency)	Date	(U.S. Dollars)
Argentine Peso	27,625,000	U.S. Dollar	8,673,469	8/04/08	$(361,499)
Australian Dollar	18,548,827	U.S. Dollar	17,715,614	7/09/08	(43,416)
Australian Dollar	18,577,938	U.S. Dollar	17,806,342	7/09/08	38,589
Australian Dollar	12,000,000	U.S. Dollar	11,451,900	7/11/08	(33,875)
Australian Dollar	15,000,000	U.S. Dollar	14,322,600	7/11/08	(34,619)
Brazilian Real	125,000,000	U.S. Dollar	77,954,475	7/02/08	20,225
Brazilian Real	95,467,500	U.S. Dollar	59,481,308	7/02/08	(40,195)
Brazilian Real	24,157,500	U.S. Dollar	15,000,000	8/04/08	62,755
Brazilian Real	24,165,000	U.S. Dollar	15,000,000	8/04/08	58,118
Brazilian Real	24,172,500	U.S. Dollar	15,000,000	8/04/08	53,480
Columbian Peso	8,500,000,000	U.S. Dollar	4,707,837	7/18/08	287,979
Hungarian Forint	2,271,000,000	U.S. Dollar	15,000,000	8/05/08	(96,379)
Hungarian Forint	2,271,750,000	U.S. Dollar	15,000,000	8/05/08	(101,365)
Hungarian Forint	2,271,975,000	U.S. Dollar	15,000,000	8/05/08	(102,860)
Hungarian Forint	5,977,440,000	U.S. Dollar	36,361,336	8/05/08	(3,373,450)
Iceland Krona	675,000,000	U.S. Dollar	8,920,312	9/24/08	452,200
Iceland Krona	203,650,000	U.S. Dollar	2,500,000	9/24/08	(54,861)
Iceland Krona	595,700,000	U.S. Dollar	7,347,971	9/24/08	(125,295)
Iceland Krona	330,000,000	U.S. Dollar	4,000,000	9/24/08	(139,966)
Indonesian Rupiah	228,375,000,000	U.S. Dollar	24,662,527	7/02/08	(98,419)
New Turkish Lira	18,646,500	U.S. Dollar	15,000,000	8/14/08	41,236
New Turkish Lira	18,649,500	U.S. Dollar	15,000,000	8/14/08	38,829
New Turkish Lira	18,651,000	U.S. Dollar	15,000,000	8/14/08	37,626
New Turkish Lira	12,487,000	U.S. Dollar	10,000,000	8/14/08	(17,434)
New Turkish Lira	12,489,000	U.S. Dollar	10,000,000	8/14/08	(19,039)
New Zealand Dollar	15,000,000	U.S. Dollar	11,376,975	7/09/08	(37,086)
New Zealand Dollar	6,613,375	U.S. Dollar	4,985,592	7/09/08	(46,772)
New Zealand Dollar	21,639,787	U.S. Dollar	16,416,678	7/09/08	(49,845)
New Zealand Dollar	23,400,000	U.S. Dollar	17,578,080	7/30/08	(162,005)
New Zealand Dollar	30,000,000	U.S. Dollar	22,547,100	7/30/08	(196,599)
Norwegian Krone	107,660,000	U.S. Dollar	20,958,573	7/03/08	(172,617)
Norwegian Krone	80,787,000	U.S. Dollar	15,615,541	7/03/08	(241,096)
Norwegian Krone	85,970,000	U.S. Dollar	16,631,200	7/03/08	(242,740)
Norwegian Krone	77,436,000	U.S. Dollar	15,000,000	7/17/08	(176,137)
Norwegian Krone	116,054,400	U.S. Dollar	22,563,423	7/17/08	(181,263)
South African Rand	134,640,000	U.S. Dollar	17,350,515	7/09/08	198,994
South African Rand	130,239,000	U.S. Dollar	16,670,592	7/21/08	135,964
South African Rand	77,885,000	U.S. Dollar	10,000,000	7/21/08	112,028
U.S. Dollar	65,860,311	Brazilian Real	110,467,500	7/02/08	3,013,303
U.S. Dollar	65,679,484	Brazilian Real	110,000,000	7/02/08	2,902,656
U.S. Dollar	24,516,908	Indonesian Rupiah	228,375,000,000	7/02/08	244,038
U.S. Dollar	20,583,512	Norwegian Krone	107,660,000	7/03/08	547,679
U.S. Dollar	16,437,859	Norwegian Krone	85,970,000	7/03/08	436,082
U.S. Dollar	15,432,386	Norwegian Krone	80,787,000	7/03/08	424,250
U.S. Dollar	17,000,000	Australian Dollar	18,557,939	7/09/08	767,753
U.S. Dollar	17,000,000	Australian Dollar	18,548,827	7/09/08	759,029
U.S. Dollar	17,000,000	New Zealand Dollar	21,639,787	7/09/08	(533,478)
U.S. Dollar	17,000,000	New Zealand Dollar	21,613,375	7/09/08	(553,575)
U.S. Dollar	17,000,000	South African Rand	134,640,000	7/09/08	151,522
U.S. Dollar	13,762,650	Australian Dollar	15,000,000	7/11/08	594,569
U.S. Dollar	11,017,200	Australian Dollar	12,000,000	7/11/08	468,575
U.S. Dollar	9,000,000	Israeli Shekel	32,539,500	7/11/08	715,080
U.S. Dollar	9,000,000	Israeli Shekel	32,499,000	7/11/08	702,988
U.S. Dollar	41,832,292	Mexican Peso	442,000,000	7/15/08	930,218
U.S. Dollar	13,860,242	Mexican Peso	148,020,450	7/15/08	460,406
U.S. Dollar	22,884,095	Norwegian Krone	116,054,400	7/17/08	(139,409)
U.S. Dollar	41,945,227	Norwegian Krone	213,014,640	7/17/08	(197,985)
U.S. Dollar	41,336,612	Columbian Peso	75,646,000,000	7/18/08	(2,001,956)
U.S. Dollar	44,249,871	South African Rand	359,247,000	7/21/08	1,358,707
U.S. Dollar	16,038,891	South African Rand	130,239,000	7/21/08	495,738
U.S. Dollar	14,183,908	South African Rand	115,147,800	7/21/08	434,801
U.S. Dollar	10,000,000	South African Rand	78,543,000	7/21/08	(28,491)
U.S. Dollar	44,839,200	Australian Dollar	48,000,000	7/30/08	979,927
U.S. Dollar	22,416,120	Australian Dollar	24,000,000	7/30/08	493,444
U.S. Dollar	16,493,326	Columbian Peso	29,655,000,000	7/30/08	(1,124,573)
U.S. Dollar	24,111,587	Columbian Peso	43,648,000,000	7/30/08	(1,490,939)

					Unrealized
					Appreciation
	Amount	In Exchange	Amount	Settlement	(Depreciation)
Currency Contracts to Deliver	(Local Currency)	For Currency	(Local Currency)	Date	(U.S. Dollars)
U.S. Dollar	31,397,000	New Zealand Dollar	40,000,000	7/30/08	$(1,072,068)
U.S. Dollar	31,430,400	New Zealand Dollar	40,000,000	7/30/08	(1,105,468)
U.S. Dollar	8,500,000	Argentine Peso	27,625,000	8/04/08	534,969
U.S. Dollar	59,017,990	Brazilian Real	95,467,500	8/04/08	12,184
U.S. Dollar	77,346,699	Brazilian Real	125,000,000	8/04/08	(55,771)
U.S. Dollar	21,967,120	Pound Sterling	11,200,000	8/06/08	277,229
U.S. Dollar	33,201,000	Pound Sterling	17,000,000	9/09/08	478,554
U.S. Dollar	9,303,095	Iceland Krona	635,820,000	9/24/08	(1,326,509)
U.S. Dollar	18,591,075	Iceland Krona	1,270,700,000	9/24/08	(2,649,697)
U.S. Dollar	18,633,504	Iceland Krona	1,273,600,000	9/24/08	(2,655,745)
U.S. Dollar	24,300,771	Indonesian Rupiah	228,375,000,000	9/29/08	51,566
U.S. Dollar	13,000,000	New Romanian Leu	30,797,000	9/30/08	31,796
U.S. Dollar	17,590,142	Australian Dollar	18,557,938	10/09/08	(31,824)
U.S. Dollar	17,000,000	Ukraine Hryvna	87,040,000	10/09/08	1,355,296
U.S. Dollar	4,000,000	Vietnam Dong	84,400,000,000	11/28/08	447,795
U.S. Dollar	4,000,000	Vietnam Dong	84,000,000,000	12/04/08	416,090
U.S. Dollar	4,000,000	Vietnam Dong	84,000,000,000	12/04/08	416,090
U.S. Dollar	50,000,000	Hong Kong Dollar	385,250,000	5/06/10	(170,980)

					$1,153,057

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.
(4)	Portion of investment, with an aggregate market value of $4,925,637 has been pledged to collateralize the net payment obligations under forward foreign currency exchange contracts.
(5)	Principal Amount denominated in U.S. Dollars unless otherwise noted.
N/A	Not applicable.
N/R	Not Rated.
BRL	Brazilian Real
COP	Columbian Peso
GBP	Great British Pound Sterling
HUF	Hungarian Forint
MXN	Mexican Peso
NOK	Norwegian Krone
TRY	New Turkish Lira

Statement of ASSETS & LIABILITIES June 30, 2008 (Unaudited)

	Global	Multi-Currency
	Government	Short-Term
	Enhanced	Government
	Income (JGG)	Income (JGT)
Assets
Investments, at value (cost $143,412,262 and $567,240,921, respectively)	$141,202,779	$568,082,400
Short-term investments, at value (cost $36,794,499 and $293,355,506, respectively)	36,794,999	298,056,866
Cash denominated in foreign currencies (cost $0 and $8,702, respectively)	—	8,802
Unrealized appreciation on forward foreign currency exchange contracts	3,726,993	22,440,357
Unrealized appreciation on interest rate swaps	1,451,218	—
Receivables:
Interest	2,708,925	9,223,311
Variation margin on futures contracts	14,250	—
Other assets	4,797	16,935

Total assets	185,903,961	897,828,671

Liabilities
Cash overdraft denominated in foreign currencies (cost $477 and $0, respectively)	452	—
Call swaptions written, at value (premiums received $210,844 and $0, respectively)	322,960	—
Unrealized depreciation on forward foreign currency exchange contracts	4,866,178	21,287,300
Unrealized depreciation on interest rate swaps	1,559,449	—
Payable for investment purchased	10,852,243	—
Accrued expenses:
Management fees	120,971	620,257
Offering costs	—	24,594
Other	82,819	399,090
Dividends payable	3,445,647	17,182,498

Total liabilities	21,250,719	39,513,739

Net assets	$164,653,242	$858,314,932

Shares outstanding	9,330,610	44,467,793

Net asset value per share outstanding	$17.65	$19.30

Net assets consist of:

Shares, $.01 par value per share	$93,306	$444,678
Paid-in surplus	174,000,236	860,166,747
Undistributed (Over-distribution of) net investment income	(5,423,730)	(36,274,676)
Accumulated net realized gain (loss) from investments and derivative transactions	(462,735)	27,111,604
Net unrealized appreciation (depreciation) of investments and derivative transactions	(3,553,835)	6,866,579

Net assets	$164,653,242	$858,314,932

See accompanying notes to financial statements.

Statement of OPERATIONS Six Months Ended June 30, 2008 (Unaudited)

	Global	Multi-Currency
	Government	Short-Term
	Enhanced	Government
	Income (JGG)	Income (JGT)
Investment Income	$5,909,399	$31,735,446

Expenses
Management fees	757,778	3,736,898
Shareholders’ servicing agent fees and expenses	179	194
Custodian’s fees and expenses	94,655	714,900
Trustees’ fees and expenses	2,242	9,689
Professional fees	22,036	36,692
Shareholders’ reports – printing and mailing expenses	8,226	56,391
Stock exchange listing fees	4,691	7,868
Investor relations expense	17,558	69,447
Other expenses	2,173	3,625

Total expenses before custodian fee credit	909,538	4,635,704
Custodian fee credit	(3,843)	(3,629)

Net expenses	905,695	4,632,075

Net investment income	5,003,704	27,103,371

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	169,311	17,853
Call options written	—	377,422
Call swaptions written	705,644	—
Foreign currencies	2,189,315	11,607,188
Forwards	(925,865)	22,547,340
Futures	272,489	—
Swaps	(2,777,466)	—
Change in net unrealized appreciation (depreciation) of:
Investments	(5,519,663)	(23,441,740)
Call swaptions written	(337,382)	—
Foreign currencies	12,842	130,944
Forwards	(584,272)	1,249,462
Futures	(24,206)	—
Swaps	724,378	—

Net realized and unrealized gain (loss)	(6,094,875)	12,488,469

Net increase (decrease) in net assets from operations	$(1,091,171)	$39,591,840

See accompanying notes to financial statements.

Statement of CHANGES in NET ASSETS (Unaudited)

			Multi-Currency Short-Term
			Government Income (JGT)
	Global Government			For the Period
	Enhanced Income (JGG)			4/25/07
	Six Months		Six Months	(commencement
	Ended	Year Ended	Ended	of operations)
	6/30/08	12/31/07	6/30/08	through 12/31/07
Operations
Net investment income	$5,003,704	$7,145,190	$27,103,371	$31,436,443
Net realized gain (loss) from:
Investments (net of federal corporate income taxes of $0 and $0, and $0 $6,650,000 on long-term capital gains retained, respectively)	169,311	291,397	17,853	3,649,739
Call options written	—	—	377,422	3,398,448
Call swaptions written	705,644	1,979,340	—	—
Foreign currencies	2,189,315	4,785,690	11,607,188	6,103,371
Forwards	(925,865)	(4,698,702)	22,547,340	6,650,081
Futures	272,489	—	—	—
Swaps	(2,777,466)	1,266,000	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	(5,519,663)	1,917,384	(23,441,740)	28,984,579
Call swaptions written	(337,382)	(13,411)	—	—
Foreign currencies	12,842	1,197	130,944	39,739
Forwards	(584,272)	(549,423)	1,249,462	(96,405)
Futures	(24,206)	—	—	—
Swaps	724,378	(5,484,020)	—	—

Net increase (decrease) in net assets from operations	(1,091,171)	6,640,642	39,591,840	80,165,995

Distributions to Shareholders
From and in excess of net investment income	(7,557,794)	—	(40,109,949)	—
From net investment income	—	(11,255,340)	—	(36,390,648)
From accumulated net realized gains	—	(91,105)	—	(33,203,731)
Tax return of capital	—	(3,742,116)	—	—

Decrease in net assets from distributions to shareholders	(7,557,794)	(15,088,561)	(40,109,949)	(69,594,379)

Capital Share Transactions
Proceeds from sale of shares, net of offering costs	—	—	—	845,012,698
Net proceeds from shares issued to shareholders due to reinvestment of distributions	—	1,156,983	—	3,148,643

Net increase (decrease) in net assets from capital share transactions	—	1,156,983	—	848,161,341

Net increase (decrease) in net assets	(8,648,965)	(7,290,936)	(518,109)	858,732,957
Net assets at the beginning of period	173,302,207	180,593,143	858,833,041	100,084

Net assets at the end of period	$164,653,242	$173,302,207	$858,314,932	$858,833,041

Undistributed (Over-distribution of) net investment income at the end of period	$(5,423,730)	$(2,869,640)	$(36,274,676)	$(23,268,098)

See accompanying notes to financial statements.

Notes to FINANCIAL STATEMENTS (Unaudited)

1.	General Information and Significant Accounting Policies
The funds covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Global Government Enhanced Income Fund (JGG) and Nuveen Multi-Currency Short-Term Government Income Fund (JGT) (collectively, the “Funds”). The Funds are registered under the Investment Company Act of 1940, as amended, as non-diversified, closed-end management investment companies. Global Government Enhanced Income (JGG) and Multi-Currency Short-Term Government Income (JGT) were organized as Massachusetts business trusts on April 13, 2006 and February 14, 2007, respectively.

Prior to the commencement of operations, each Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,084 per Fund by Nuveen Asset Management (the “Adviser”), a wholly owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), the recording of the organization expenses ($10,000 for Global Government Enhanced Income (JGG) and $11,000 for Multi-Currency Short-Term Government Income (JGT)) and their reimbursement by Nuveen Investments, LLC, also a wholly owned subsidiary of Nuveen.

Global Government Enhanced Income’s (JGG) primary investment objective is to provide a high level of current income and gains. The Fund’s secondary investment objective is to seek capital preservation. The Fund intends to pursue its investment objectives primarily by investing in global government debt securities directly, or indirectly by investing in debt related derivative instruments. In addition, the Fund will employ an option strategy and a currency strategy.

Multi-Currency Short-Term Government Income’s (JGT) primary investment objective is to provide an attractive level of current income and total return. The Fund seeks to achieve its investment objective by investing directly in short-term international (non-U.S.) government securities and indirectly in short-term international (non-U.S.) government securities through the purchase of forward currency contracts and other derivative instruments relating to such short-term international government securities.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation
The prices of fixed-income securities, short-term international (non-U.S.) government securities and derivative instruments are generally provided by an independent pricing service approved by each Fund’s Board of Trustees. When price quotes are not readily available, the pricing service or, in the absence of a pricing service for a particular investment, the Fund’s Board of Trustees, or its designee, may establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant by the pricing service or the Board of Trustees’ designee. Futures contracts are valued using the closing settlement price or, in the absence of such a price, at the mean of the bid and asked prices. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Funds’ shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares. If the pricing service is unable to supply a price for an investment or derivative instrument the Funds may use market quotes provided by major broker/dealers in such investments. If it is determined that the market price for an investment or derivative instrument is unavailable or inappropriate, the Funds’ Board of Trustees, or its designee, may establish fair value in accordance with procedures established in good faith by the Funds’ Board of Trustees. Short-term U.S. and non-U.S. government securities are valued at amortized cost, which approximates market value.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At June 30, 2008, Global Government Enhanced Income (JGG) had outstanding when-issued/delayed delivery purchase commitments of $10,852,243. There were no outstanding purchase commitments in Multi-Currency Short-Term Government Income (JGT).

Notes to FINANCIAL STATEMENTS (continued) (Unaudited)

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes
Each Fund is a separate tax payer for federal income tax purposes. Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Each Fund intends to distribute substantially all of its investment company taxable income to shareholders. In any year when the Funds realize net capital gains, the Funds may choose to distribute all or a portion of their net capital gains to shareholders, or alternatively, to retain all or a portion of their net capital gains and pay federal corporate income taxes on such retained gains. During the tax year ended December 31, 2007, Multi-Currency Short-Term Government Income (JGT) retained $19,000,000 of realized long-term capital gains and accrued a provision for federal corporate income taxes of $6,650,000 the net of which has been reclassified to Paid-in surplus. Global Government Enhanced Income (JGG) did not elect to retain realized long-term capital gains during the tax year ended December 31, 2007.

Effective June 29, 2007, the Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., a greater than 50-percent likelihood) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax expense in the current year.

Implementation of FIN 48 required management of the Funds to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for examination by taxing authorities (i.e., generally, the last four tax year ends and the interim tax period since then). The Funds have no examinations in progress.

For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds has reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded the adoption of FIN 48 resulted in no impact to the Funds’ net assets or results of operations as of and during the six months ended June 30, 2008.

The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal corporate income tax regulations, which may differ from accounting principles generally accepted in the United States.

Each Fund intends to make quarterly cash distributions to shareholders of a stated dollar amount per share. Subject to approval and oversight by each Fund’s Board of Trustees, each Fund seeks to maintain a stable distribution level designed to deliver the long-term return potential of each Fund’s investment strategy through regular quarterly distributions (a “Managed Distribution Program”). Total distributions during a calendar year generally will be made from each Fund’s net investment income, net realized capital gains and net unrealized capital gains in the Fund’s portfolio, if any. The portion of distributions paid from net unrealized gains, if any, would be distributed from the Fund’s assets and would be treated by shareholders as a non-taxable distribution for tax purposes. In the event that total distributions during a calendar year exceed a Fund’s total return on net asset value, the difference will be treated as a return of capital for tax purposes and will reduce net asset value per share. If a Fund’s total return on net asset value exceeds total distributions during a calendar year, the excess will be reflected as an increase in net asset value per share. The final determination of the source and character of all distributions for the fiscal year are made after the end of the fiscal year and are reflected in the financial statements in the annual report as of December 31 each year.

The actual character of distributions made by the Funds during the fiscal year ended December 31, 2007, is reflected in the accompanying financial statements.

The distributions made by the Funds during the six months ended June 30, 2008, are provisionally classified as being “From and in excess of net investment income”, and those distributions will be classified as being from net investment income, net realized capital gains and/or a return of capital for tax purposes after the fiscal year end. For purposes of calculating “Undistributed (Over-distribution of) net investment income” as of June 30, 2008, the distribution amounts provisionally classified as “From and in excess of net investment income” were treated as being entirely from net investment income. Consequently, the financial statements at June 30, 2008, reflect an over-distribution of net investment income.

Organization and Offering Costs
Nuveen Investments, LLC has agreed to reimburse all organization expenses (approximately $10,000 for Global Government Enhanced Income (JGG) and $11,000 for Multi-Currency Short-Term Government Income (JGT)) and pay all offering costs (other than the sales load) that exceed $.04 per share for each of the Funds. Global Government Enhanced Income’s (JGG) and Multi-Currency Short-Term Government Income’s (JGT) share of offering costs ($370,000 and $1,117,302, respectively) were recorded as reductions of the proceeds from the sales of shares.

Foreign Currency Transactions
The Funds are authorized to engage in foreign currency exchange transactions, including foreign currency forward, futures, options and swap contracts. To the extent that the Funds invest in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions. The gains or losses resulting from changes in foreign exchange rates, if any, are included in “Realized gain (loss) from foreign currencies” and “Change in net unrealized appreciation (depreciation) of foreign currencies” on the Statement of Operations.

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. Eastern time. Investments and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of a Funds and the amounts actually received.

Interest Rate Swap Transactions
The Funds’ are authorized to enter into interest rate swap contracts consistent with their investment objectives and policies to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. In connection with these contracts, securities in the Funds’ portfolios may be identified as collateral in accordance with the terms of the respective swap contract. Interest rate swap contracts involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, (i.e., an exchange of floating rate payments for fixed rate payments with respect to a specified notional amount of principal).

Interest rate swap contracts are valued daily. The Funds accrue daily the periodic payments expected to be paid and received on each interest rate swap contract and recognizes in unrealized gain or loss the daily changes in the market value of the Funds’ contractual rights and obligations under the contracts. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. Income received or paid by the Funds is reported as a realized gain or loss on the Statement of Operations. For tax purposes, periodic payments are treated as ordinary income or expense. Additionally, realized gains or losses are recorded upon the termination of a interest rate swap contract and are equal to the difference between the Funds’ basis in the interest rate swap and the proceeds from (or cost of) the closing transaction. The amount of payment obligation is based on the notional amount of the interest rate swap contract.

Entering into interest rate swap contracts involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that there may be unfavorable changes in interest rates, and default by the counterparty on its obligation to perform or disagree as to the meaning of the contractual terms in the contracts. If there is a default by the counterparty to an interest rate swap contract, the Fund will be limited to contractual remedies pursuant to the contracts related to the transaction. There is no assurance that the counterparty to an interest rate swap will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to the interest rate swap contracts. The Funds help manage the credit risks associated with interest rate swap transactions by entering into

Notes to FINANCIAL STATEMENTS (continued) (Unaudited)

agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser continually monitor the financial stability of the swap counterparties. Multi-Currency Short-Term Government Income (JGT) did not enter into any interest rate swap transactions during the six months ended June 30, 2008.

Options Transactions
Each Fund is authorized to purchase put options and write (sell) call options on securities, swaps or currencies. The purchase of put options involves the risk of loss of all or a part of the cash paid for the options. Put options purchased are accounted for in the same manner as portfolio securities. The risk associated with purchasing put options is limited to the premium paid. When a Fund writes a call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to reflect the current value of the written option until the option expires or a Fund enters into a closing purchase transaction. When a call option expires or a Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a net realized gain on option contracts written or, if the net premium received is less than the amount paid, as a net realized loss on option contracts written. The Fund, as a writer of a call option, bears the risk of an unfavorable change in the market value of the security, swap or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Forward Foreign Currency Exchange Contracts
Each Fund is authorized to enter into forward foreign currency exchange contracts under two circumstances: (i) when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency to “lock in” the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the Adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar or against another foreign currency. Forward foreign currency exchange contracts are valued daily at the forward rate. The change in market value is recorded as an unrealized gain or loss by a Fund. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency exchange contracts will generally not be entered into for terms greater than three months. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

Futures Contracts
Each Fund is authorized to invest in futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized on the Statement of Assets and Liabilities. Additionally, the Statement of Assets and Liabilities reflects a receivable or payable for the variation margin when applicable. Multi-Currency Short-Term Government Income (JGT) did not invest in futures contracts during the six months ended June 30, 2008.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Funds’ policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by changers for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications
Under the Funds’ organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2.	Fair Value Measurements
During the current fiscal period, the Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Funds’ investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.

Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of each Fund’s fair value measurements as of June 30, 2008:

JGG	Level 1	Level 2	Level 3	Total
Investments	$12,487,420	$165,510,358	$—	$177,997,778
Derivatives*	(24,206)	(1,247,416)	—	(1,271,622)
Call swaptions written	—	(322,960)	—	(322,960)

Total	$12,463,214	$163,939,982	$—	$176,403,196

JGT	Level 1	Level 2	Level 3	Total
Investments	$46,460,497	$796,668,528	$23,010,241	$866,139,266
Derivatives*	—	1,153,057	—	1,153,057

Total	$46,460,497	$797,821,585	$23,010,241	$867,292,323

*	Represents net unrealized appreciation (depreciation).

Notes to FINANCIAL STATEMENTS (continued) (Unaudited)

The following is a reconciliation of each Fund’s Level 3 investments held at the beginning and end of the measurement period:

	JGG	JGT
	Level 3	Level 3
	Investments	Investments
Balance as of December 31, 2007	$1,546	$—
Gains (losses):
Net realized gains (losses)	(1,546)	—
Net change in unrealized appreciation (depreciation)	—	90,717
Net purchases at cost (sales at proceeds)	—	22,808,493
Net discounts (premiums)	—	111,031
Net transfers in to (out of) at end of period fair value	—	—

Balance as of June 30, 2008	$—	$23,010,241

3.	Fund Shares
Transactions in Fund shares were as follows:

	Global Government		Multi-Currency Short-Term
	Enhanced Income (JGG)		Government Income (JGT)
				For the Period
				4/25/07
	Six Months		Six Months	(commencement
	Ended	Year Ended	Ended	of operations)
	6/30/08	12/31/07	6/30/08	through 12/31/07
Shares sold	—	—	—	44,300,000
Shares issued to shareholders due to reinvestment of distributions	—	60,808	—	162,553

	—	60,808	—	44,462,553

4.	Investment Transactions
Purchases and sales (including maturities but excluding call options written, call swaptions written, short-term investments and derivative transactions) for the six months ended June 30, 2008, were as follows:

	Global	Multi-Currency
	Government	Short-Term
	Enhanced	Government
	Income	Income
	(JGG)	(JGT)
Purchases:
Investment securities	$40,766,048	$542,970,298
U.S. Government and agency obligations	209,594,079	569,721,854
Sales and maturities:
Investment securities	39,517,254	456,969,212
U.S. Government and agency obligations	158,922,772	472,678,910

Transactions in call swaptions written for Global Government Enhanced Income (JGG) for the six months ended June 30, 2008, were as follows:

	Global Government Enhanced
	Income (JGG)
	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	2,253,700,000	$368,273
Call swaptions written	8,233,900,000	1,492,263
Call swaptions terminated in closing purchase transactions	(2,344,700,000)	(802,069)
Call swaptions expired	(6,325,900,000)	(847,623)

Outstanding, end of period	1,817,000,000	$210,844

Transactions in call options written for Multi-Currency Short-Term Government Income (JGT) for the six months ended June 30, 2008, were as follows:

Multi-Currency Short-Term
Government Income (JGT)
	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	—	$—
Call options written	46,000,000	375,743
Call options terminated in closing purchase transactions	—	—
Call options expired	(46,000,000)	(375,743)

Outstanding, end of period	—	$—

5.	Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the amortization of premium, recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency contracts, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At June 30, 2008, the cost of investments excluding (call options written and call swaptions written) was as follows:

	Global	Multi-Currency
	Government	Short-Term
	Enhanced	Government
	Income	Income
	(JGG)	(JGT)
Cost of investments	$180,351,430	$861,067,180

Gross unrealized appreciation and gross unrealized depreciation of investments excluding call options written and call swaptions written) at June 30, 2008, were as follows:

	Global	Multi-Currency
	Government	Short-Term
	Enhanced	Government
	Income	Income
	(JGG)	(JGT)
Gross unrealized:
Appreciation	$437,307	$10,736,966
Depreciation	(2,790,959)	(5,664,880)

Net unrealized appreciation (depreciation) of investments	$(2,353,652)	$5,072,086

The tax components of undistributed net ordinary income and net long-term capital gains at December 31, 2007, the Funds’ last tax year end, were as follows:

	Global	Multi-Currency
	Government	Short-Term
	Enhanced	Government
	Income	Income
	(JGG)	(JGT)
Undistributed net ordinary income *	$ —	$—
Undistributed net long-term capital gains	—	1,027,862

*	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

Notes to FINANCIAL STATEMENTS (continued) (Unaudited)

The tax character of distributions paid during the Funds’ last tax year ended December 31, 2007, was designated for purposes of the dividends paid deduction as follows:

	Global	Multi-Currency
	Government	Short-Term
	Enhanced	Government
	Income	Income
	(JGG)	(JGT)*
Distributions from net ordinary income **	$11,346,445	$66,167,565
Distributions from net long-term capital gains	—	3,426,814
Tax return of capital	3,742,116	—

*	For the period April 25, 2007 (commencement of operations) through December 31, 2007.
**	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

The Funds have elected to defer net realized losses from investments incurred from November 1, 2007 through December 31, 2007, the Funds’ last tax year end, (“post-October losses”) in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current fiscal year:

	Global	Multi-Currency
	Government	Short-Term
	Enhanced	Government
	Income	Income
	(JGG)	(JGT)
Post-October Capital Losses	$423,168	$10,680,565
Post-October Currency Losses	654,593	—

6.	Management Fees and Other Transactions with Affiliates
Each Fund’s management fee is separated into two components – a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily Managed Assets of each Fund as follows:

Average Daily Managed Assets	Fund-Level Fee Rate
For the first $500 million	.7000%
For the next $500 million	.6750
For the next $500 million	.6500
For the next $500 million	.6250
For Managed Assets over $2 billion	.6000

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of June 30, 2008, the complex level fee rate was .1868%.

The complex-level fee schedule is as follows:

Complex-Level Asset Breakpoint Level (1)	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

(1)	The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets (“Managed Assets” means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

7. New Accounting Pronouncement
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161
In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivative instruments and related hedge items are accounted for, and c) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of June 30, 2008, management does not believe the adoption of SFAS No. 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

8. Subsequent Events
Common Share Repurchases
The Board of Directors/Trustees for each of Nuveen’s 120 closed-end funds approved a program, effective August 7, 2008, under which each fund may repurchase up to 10% of its common shares.

Financial
HIGHLIGHTS (Unaudited)
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
			Net
			Realized/
	Beginning	Net	Unrealized		Net						Ending	Ending
	Net Asset	Investment	Gain		Investment		Capital	Tax Return		Offering	Net Asset	Market
	Value	Income(a)	(Loss)(b)	Total	Income		Gains	of Capital	Total	Costs	Value	Value
Global Government Enhanced Income (JGG)

Year Ended 12/31:
2008(e)	$18.57	$.54	$(.65)	$(.11)	$(.81	)****	$—	$—	$(.81)	$—	$17.65	$16.07
2007	19.48	.77	(.06)	0.71	(1.21)		(0.01)	(.40)	(1.62)	—	18.57	16.36
2006(c)	19.10	.38	.72	1.10	(.68)		—	—	(.68)	(.04)	19.48	20.40

Multi-Currency Short-Term Government Income (JGT)

Year Ended 12/31:
2008(e)	19.31	.61	.28	.89	(.90	)****	—	—	(.90)	—	19.30	$17.58
2007(d)	19.10	.72	1.09	1.81	(0.82)		(0.75)	—	(1.57)	(.03)	19.31	16.93

		Ratios/Supplemental Data
Total Returns							Ratios to Average Net Assets
Based	Based on		Ratios to Average Net Assets Before Credit				After Credit***
on	Net	Ending Net			Net				Net		Portfolio
Market	Asset	Assets			Investment				Investment		Turnover
Value**	Value**	(000)	Expenses		Income		Expenses		Income		Rate

3.04%	(.64)%	$164,653	1.06	%*	5.84	%*	1.06	%*	5.85	%*	170%
(12.27)	3.84	173,302	.99		4.04		.99		4.04		302
5.55	5.56	180,593	1.07	*	3.79	*	1.06	*	3.79	*	—

9.30%	4.69%	858,315	1.09	*	6.35	*	1.08	*	6.35	*	173%
(7.75)	9.47	858,833	1.07	*	5.40	*	1.07	*	5.40	*	205

*	Annualized.

** •	Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Net Asset Value is the combination of changes in net asset value, reinvested divided income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

•	Multi-Currency Short-Term Government Income (JGT) elected to retain a portion of its realized long-term capital gains for the tax year ended December 31, and pay required federal corporate income taxes on these amounts. As reported on Form 2439, shareholders on record date must include their pro-rata share of these gains on their applicable federal tax returns, and are entitled to take offsetting tax credits, for their pro-rata share of the taxes paid by the Fund. The standardized total returns shown above do not include the economic benefit to shareholders on record date of these tax credits/refunds. The Fund’s corresponding Total Return Based on Market Value and Net Asset Value when these benefits are included are as follows:

Total Returns
	Shareholders	Based on	Based on
	of Record on	Market Value	Net Asset Value
Multi-Currency Short-Term Government Income (JGT)
Tax Year Ended 12/31:
2008(e)	N/A	N/A	N/A
2007(d)	December 31	(6.97)%	10.29%

***	After custodian fee credit, where applicable.
****	Represents distributions paid “From and in excess of net investment income” for the six months ended June 30, 2008.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Net of federal corporate income taxes on long-term capital gains retained by Multi-Currency Short-Term Government Income (JGT) per share as follows:

Long-Term
Capital Gains
Retained
Year Ended 12/31:
2008(e)	N/A
2007(d)	$0.15

(c)	For the period June 27, 2006 (commencement of operations) through December 31, 2006.
(d)	For the period April 25, 2007 (commencement of operations) through December 31, 2007.
(e)	For the six months ended June 30, 2008.
N/A	Not applicable for the six months ended June 30, 2008.

See accompanying notes to financial statements.

Annual Investment
Management Agreement
APPROVAL PROCESS

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board members, including by a vote of a majority of the board members who are not parties to the advisory agreement or “interested persons” of any parties (the “Independent Board Members”), cast in person at a meeting called for the purpose of considering such approval. In connection with such approvals, the fund’s board members must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. Accordingly, at a meeting held on May 28-29, 2008 (the “May Meeting”), the Boards of Trustees (each, a “Board” and each Trustee, a “Board Member”) of the Funds, including a majority of the Independent Board Members, considered and approved the continuation of the advisory agreements (each, an “Advisory Agreement”) between each Fund and Nuveen Asset Management (“NAM”) for an additional one-year period. In preparation for their considerations at the May Meeting, the Board also held a separate meeting on April 23, 2008 (the “April Meeting”). Accordingly, the factors considered and determinations made regarding the renewals by the Independent Board Members include those made at the April Meeting.

In addition, in evaluating the Advisory Agreements, as described in further detail below, the Independent Board Members reviewed a broad range of information relating to the Funds and NAM, including absolute performance, fee and expense information for the Funds as well as comparative performance, fee and expense information for a comparable peer group of funds, the performance information of recognized and/or customized benchmarks (as applicable), the profitability of Nuveen for its advisory activities (which includes its wholly owned subsidiaries), and other information regarding the organization, personnel, and services provided by NAM. The Independent Board Members also met quarterly as well as at other times as the need arose during the year and took into account the information provided at such meetings and the knowledge gained therefrom. Prior to approving the renewal of the Advisory Agreements, the Independent Board Members reviewed the foregoing information with their independent legal counsel and with management, reviewed materials from independent legal counsel describing applicable law and their duties in reviewing advisory contracts, and met with independent legal counsel in private sessions without management present. The Independent Board Members considered the legal advice provided by independent legal counsel and relied upon their knowledge of NAM, its services and the Funds resulting from their meetings and other interactions throughout the year and their own business judgment in determining the factors to be considered in evaluating the Advisory Agreements. Each Board Member may have accorded different weight to the various factors in reaching his or her conclusions with respect to a Fund’s Advisory Agreement. The Independent Board Members did not identify any single factor as all-important or controlling. The Independent Board Members’ considerations were instead based on a comprehensive consideration of all the information presented. The principal factors considered by the Board and its conclusions are described below.

A.	Nature, Extent and Quality of Services
In considering renewal of the Advisory Agreements, the Independent Board Members considered the nature, extent and quality of NAM’s services, including advisory services and administrative services. The Independent Board Members reviewed materials outlining, among other things, NAM’s organization and business; the types of services that NAM or its affiliates provide and are expected to provide to the Funds; the performance record of the applicable Fund (as described in further detail below); and any initiatives Nuveen had taken for the applicable fund product line. With respect to personnel, the Independent Board Members evaluated the background, experience and track record of NAM’s investment personnel. In this regard, the Independent Board Members considered the additional investment in personnel to support Nuveen fund advisory activities, including in operations, product management and marketing as well as related fund support functions, including sales, executive, finance, human resources and information technology. The Independent Board Members also reviewed information regarding portfolio manager compensation arrangements to evaluate NAM’s ability to attract and retain high quality investment personnel.

In evaluating the services of NAM, the Independent Board Members also considered NAM’s ability to supervise the Fund’s other service providers and given the importance of compliance, NAM’s compliance program. Among other things, the Independent Board Members considered the report of the chief compliance officer regarding the Funds’ compliance policies and procedures.

In addition to advisory services, the Independent Board Members considered the quality of administrative services provided by NAM and its affiliates including product management, fund administration, oversight of service providers, shareholder services, administration of Board relations, regulatory and portfolio compliance and legal support. In February 2008, the Independent Board Members met with the taxable fixed-income group of NAM in Los Angeles.

In addition to the foregoing services, the Independent Board Members also noted the additional services that NAM or its affiliates provide to closed-end funds, including, in particular, its secondary market support activities and the costs of such activities. The Independent Board Members recognized Nuveen’s continued commitment to supporting the secondary market for the common shares of its closed-end funds through a variety of programs designed to raise investor and analyst awareness and understanding of closed-end funds. These efforts include maintaining an investor relations program to timely provide information and education to financial advisers and investors; providing advertising and marketing for the closed-end funds; maintaining its closed-end fund website; and providing educational seminars. With respect to closed-end funds that utilize leverage through the issuance of auction rate preferred securities (“ARPS”), the Board has recognized the unprecedented market conditions in the auction rate market industry with the failure of the auction process. The Independent Board Members noted Nuveen’s efforts and the resources and personnel employed to analyze the situation, explore potential alternatives and develop and implement solutions that serve the interests of the affected funds and all of their respective shareholders. The Independent Board Members further noted Nuveen’s commitment and efforts to keep investors and financial advisers informed as to its progress in addressing the ARPS situation through, among other things, conference calls, press releases, and information posted on its website as well as its refinancing activities. The Independent Board Members also noted Nuveen’s continued support for holders of preferred shares of its closed-end funds by, among other things, seeking distribution for preferred shares with new market participants, managing relations with remarketing agents and the broker community, maintaining the leverage and risk management of leverage and maintaining systems necessary to test compliance with rating agency criteria.

Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the respective Fund under the Advisory Agreements were satisfactory.

B.	The Investment Performance of the Funds and NAM
The Board considered the investment performance of each Fund, including the Fund’s historic performance as well as its performance compared to funds with similar investment objectives (the “Performance Peer Group”) based on data provided by an independent third party (as described below). In addition, the Independent Board Members reviewed the respective Fund’s historic performance compared to recognized and/or customized benchmarks (as applicable).

In evaluating the performance information, the Board considered whether the Fund has operated within its investment objectives and parameters and the impact that the investment mandates may have had on performance. In addition, in comparing a Fund’s performance with that of its Performance Peer Group, the Independent Board Members took into account that the closest Performance Peer Group in certain instances may not adequately reflect the respective fund’s investment objectives and strategies thereby hindering a meaningful comparison of the fund’s performance with that of the Performance Peer Group. These Performance Peer Groups include those for the Funds.

The Independent Board Members reviewed performance information including, among other things, total return information compared with the Fund’s Performance Peer Group as well as recognized and/or customized

Annual Investment
Management Agreement
APPROVAL PROCESS (continued)

benchmarks (as appropriate) for the one-, three- and five-year periods (as applicable) ending December 31, 2007 and with the Fund’s Performance Peer Group for the quarter, one-, three-, and five-year periods ending March 31, 2008 (as applicable). This information supplemented the Fund performance information provided to the Board at each of its quarterly meetings. Based on their review, the Independent Board Members determined that the respective Fund’s investment performance over time had been satisfactory.

C.	Fees, Expenses and Profitability
1. Fees and Expenses
The Board evaluated the management fees and expenses of each Fund reviewing, among other things, such Fund’s gross management fees (which take into account breakpoints), net management fees (which take into account fee waivers or reimbursements) and total expense ratios (before and after expense reimbursements and/or waivers) in absolute terms as well as compared to the gross management fees, net management fees (after waivers and/or reimbursements) and total expense ratios (before and after waivers) of a comparable universe of unaffiliated funds based on data provided by an independent data provider (the “Peer Universe”) and/or a more focused subset of funds therein (the “Peer Group”). The Independent Board Members further reviewed data regarding the construction of Peer Groups as well as the methods of measurement for the fee and expense analysis and the performance analysis. In reviewing the comparisons of fee and expense information, the Independent Board Members took into account that in certain instances various factors such as the size of the Fund relative to peers, the size and particular composition of the Peer Group, the investment objectives of the peers, expense anomalies, and the timing of information used may impact the comparative data, thereby limiting the ability to make a meaningful comparison. The Independent Board Members also considered, among other things, the differences in the use of leverage. In addition, in reviewing the fee schedule for a Fund, the Independent Board Members considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen (applicable, in particular, for certain closed-end funds launched since 1999). Based on their review of the fee and expense information provided, the Independent Board Members determined that each Fund’s management fees and net total expense ratio were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients
The Independent Board Members further reviewed information regarding the nature of services and fee rates offered by NAM to other clients. Such clients include separately managed accounts (both retail and institutional accounts) and funds that are not offered by Nuveen but are sub-advised by one of Nuveen’s investment management teams. In evaluating the comparisons of fees, the Independent Board Members noted that the fee rates charged to the Funds and other clients vary, among other things, because of the different services involved and the additional regulatory and compliance requirements associated with registered investment companies, such as the Funds. Accordingly, the Independent Board Members considered the differences in the product types, including, but not limited to, the services provided, the structure and operations, product distribution and costs thereof, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Independent Board Members noted, in particular, that the range of services provided to the Funds (as discussed above) is much more extensive than that provided to separately managed accounts. Given the inherent differences in the products, particularly the extensive services provided to the Funds, the Independent Board Members believe such facts justify the different levels of fees.

3. Profitability of Nuveen
In conjunction with its review of fees, the Independent Board Members also considered the profitability of Nuveen for its advisory activities (which incorporated Nuveen’s wholly-owned affiliated sub-advisers) and its financial condition. The Independent Board Members reviewed the revenues and expenses of Nuveen’s advisory activities for the last two years and the allocation methodology used in preparing the profitability data.

The Independent Board Members noted this information supplemented the profitability information requested and received during the year to help keep them apprised of developments affecting profitability (such as changes in fee waivers and expense reimbursement commitments). In this regard, the Independent Board Members noted that they had also appointed an Independent Board Member as a point person to review and keep them apprised of changes to the profitability analysis and/or methodologies during the year. The Independent Board Members considered Nuveen’s profitability compared with other fund sponsors prepared by two independent third party service providers as well as comparisons of the revenues, expenses and profit margins of various unaffiliated management firms with similar amounts of assets under management prepared by Nuveen.

In reviewing profitability, the Independent Board Members recognized the subjective nature of determining profitability which may be affected by numerous factors including the allocation of expenses. Further, the Independent Board Members recognized the difficulties in making comparisons as the profitability of other advisers generally is not publicly available and the profitability information that is available for certain advisers or management firms may not be representative of the industry and may be affected by, among other things, the adviser’s particular business mix, capital costs, types of funds managed and expense allocations.

Notwithstanding the foregoing, the Independent Board Members reviewed Nuveen’s methodology and assumptions for allocating expenses across product lines to determine profitability. In reviewing profitability, the Independent Board Members recognized Nuveen’s investment in its fund business.

Based on its review, the Independent Board Members concluded that Nuveen’s level of profitability for its advisory activities was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Independent Board Members also considered other amounts paid to NAM by the Funds as well as any indirect benefits (such as soft dollar arrangements, if any) NAM and its affiliates receive, or are expected to receive, that are directly attributable to the management of the Funds, if any. See Section E below for additional information on indirect benefits NAM may receive as a result of its relationship with the Funds. Based on their review of the overall fee arrangements of each Fund, the Independent Board Members determined that the advisory fees and expenses of the respective Fund were reasonable.

D.	Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
With respect to economies of scale, the Independent Board Members recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base. The Independent Board Members therefore considered whether the Funds have appropriately benefited from any economies of scale and whether there is potential realization of any further economies of scale. In considering economies of scale, the Independent Board Members have recognized that economies of scale are difficult to measure and predict with precision, particularly on a fund-by-fund basis. Notwithstanding the foregoing, one method to help ensure the shareholders share in these benefits is to include breakpoints in the advisory fee schedule. Accordingly, the Independent Board Members reviewed and considered the fund-level breakpoints in the advisory fee schedules that reduce advisory fees. In this regard, given that the Funds are closed-end funds, the Independent Board Members recognized that although the Funds may from time to time make additional share offerings, the growth in their assets will occur primarily through appreciation of each such Fund’s investment portfolio.

In addition to fund-level advisory fee breakpoints, the Board also considered the Funds’ complex-wide fee arrangement. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex, including the Funds, are reduced as the assets in the fund complex reach certain levels. In evaluating the complex-wide fee arrangement, the Independent Board Members recognized that the complex-wide fee schedule was recently revised in 2007 to provide for additional fee savings to shareholders and considered the amended schedule. The Independent Board Members further considered that the complex-wide fee arrangement seeks to provide the benefits of economies of scale to fund shareholders when total fund complex assets increase, even if assets of a particular fund are unchanged or have decreased. The approach reflects the notion that some of Nuveen’s costs are attributable to services provided to all its funds in the complex and therefore all funds benefit if

Annual Investment
Management Agreement
APPROVAL PROCESS (continued)

these costs are spread over a larger asset base. Based on their review, the Independent Board Members concluded that the breakpoint schedule and complex-wide fee arrangement were acceptable and desirable in providing benefits from economies of scale to shareholders.

E.	Indirect Benefits
In evaluating fees, the Independent Board Members received and considered information regarding potential “fall out” or ancillary benefits NAM or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Independent Board Members considered revenues received by affiliates of NAM for serving as agent at Nuveen’s preferred trading desk and for serving as a co-manager in the initial public offering of new closed-end exchange traded funds.

In addition to the above, the Independent Board Members considered whether NAM received any benefits from soft dollar arrangements whereby a portion of the commissions paid by a Fund for brokerage may be used to acquire research that may be useful to NAM in managing the assets of the Funds and other clients. In this regard, the Independent Board Members noted that NAM does not currently have any soft dollar arrangements; however, to the extent certain bona fide agency transactions that occur on markets that traditionally trade on a principal basis and riskless principal transactions are considered as generating “commissions,” NAM intends to comply with the applicable safe harbor provisions.

Based on their review, the Independent Board Members concluded that any indirect benefits received by NAM as a result of its relationship with the Funds were reasonable and within acceptable parameters.

F.	Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, unanimously concluded that the terms of the Advisory Agreements are fair and reasonable, that NAM’s fees are reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

Reinvest Automatically
EASILY and CONVENIENTLY

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Dividend Reinvestment Plan
Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient
To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting dividends and/or distributions
For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Glossary of
TERMS USED in this REPORT

■	Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■	Market Yield (also known as Dividend Yield or Current Yield): Market yield is based on the Fund’s current annualized quarterly distribution divided by the Fund’s current market price. The Fund’s quarterly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund’s cumulative net ordinary income and net realized gains are less than the amount of the Fund’s distributions, a tax return of capital.

■	Net Asset Value (NAV): A Fund’s NAV per share is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

NOTES

Board of Trustees
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Terence J. Toth

Fund Manager
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

Custodian
State Street Bank & Trust Company
Boston, MA

Transfer Agent and
Shareholder Services
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm
PriceWaterhouseCoopers LLP
Chicago, IL

Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Other Useful INFORMATION

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, 2008, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Nuveen Investments:
SERVING INVESTORS FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions for our clients’ different needs.
Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets its growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Rittenhouse, Santa Barbara, Symphony and Tradewinds. In total, the Company managed $152 billion of assets on June 30, 2008.

Find out how we can help you reach your financial goals.
To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at:	www.nuveen.com/cef

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ESA-G-0608D

ITEM 2. CODE OF ETHICS.
Not applicable to this filing.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable to this filing.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable to this filing.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to this filing.
ITEM 6. SCHEDULE OF INVESTMENTS.
See Portfolio of Investments in Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to this filing.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to this filing.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board implemented after the registrant last provided disclosure in response to this item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
File the exhibits listed below as part of this Form.
(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.
(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.
(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.
(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multi-Currency Short-Term Government Income Fund
By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: September 8, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: September 8, 2008

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: September 8, 2008

*	Print the name and title of each signing officer under his or her signature.